Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Direxion Shares ETF Trust
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION DAILY FINANCIAL BULL 3X SHARES (FAS)
DIREXION DAILY FINANCIAL BEAR 3X SHARES (FAZ)Supplement dated June 2, 2022 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated February 28, 2022, as last supplementedThe Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index for the Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares (the “Funds”).On or about August 1, 2022, the Funds’ underlying index will change as shown in the table below and all references to the Funds’ current index in the Summary Prospectuses, Prospectus, and SAI will be replaced with the new index noted below:Fund NameCurrent IndexNew IndexDirexion Daily Financial Bull 3X SharesRussell 1000 Financials 40 Act15/22.5 Daily Capped IndexFinancials Select Sector IndexDirexion Daily Financial Bear 3X SharesTo the extent that the Funds do not implement the index changes at the same time as the index composition changes, the Funds may incur tracking error.On or about August 1, 2022, the description of the Funds’ current index in the Summary Prospectuses, Prospectus, and SAI will be replaced with the following description of the new index:New Index DescriptionThe Index is provided by S&P Dow Jones Indices (the “Index Provider”) and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the stocks in the Index is also a constituent company of the S&P 500® Index; (2) each constituent in the S&P 500® Index is assigned to one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional market capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index.As of April 29, 2022, the Index was comprised of 66 constituents which had a median total market capitalization of $29.7 billion, total market capitalizations ranging from $8.5 billion to $721 billion and were concentrated in the financials sector.In addition, on page 3 of each Fund’s Summary Prospectus and on pages 160 and 168 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:The Index’s annualized historical volatility rate for the five year period ended December 31, 2021 was 25.57%. The Index’s highest volatility rate for any one calendar year during the five year period was 46.06% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2021 was 13.25%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.In addition, the following disclosure replaces the disclosure under the heading “Index Information” at the end of each Fund’s Summary Prospectus and the Funds’ summary sections in the Prospectus:Index InformationThe “Financials Select Sector Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC(“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Financials Select Sector Index.On page 342 of the statutory Prospectus, in the section titled “Additional Information Regarding Investment Techniques and Policies - Market Volatility,” the table titled “Table 2 – Historic Volatility of each Fund’s Benchmark Index” is revised to include the new index’s annualized volatility rate:IndexVolatility RateFinancials Select Sector Index25.57%Beginning on page 376 of the statutory Prospectus, in the section titled “Index Licensors,” the Financials Select Sector Index is added to the disclosure under the heading “S&P Dow Jones Indices” and references to the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index are deleted from the disclosure under the heading “Russell Indices.”For more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI.
Direxion Daily Financial Bear 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION DAILY FINANCIAL BULL 3X SHARES (FAS)
DIREXION DAILY FINANCIAL BEAR 3X SHARES (FAZ)Supplement dated June 2, 2022 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated February 28, 2022, as last supplementedThe Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index for the Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares (the “Funds”).On or about August 1, 2022, the Funds’ underlying index will change as shown in the table below and all references to the Funds’ current index in the Summary Prospectuses, Prospectus, and SAI will be replaced with the new index noted below:Fund NameCurrent IndexNew IndexDirexion Daily Financial Bull 3X SharesRussell 1000 Financials 40 Act15/22.5 Daily Capped IndexFinancials Select Sector IndexDirexion Daily Financial Bear 3X SharesTo the extent that the Funds do not implement the index changes at the same time as the index composition changes, the Funds may incur tracking error.On or about August 1, 2022, the description of the Funds’ current index in the Summary Prospectuses, Prospectus, and SAI will be replaced with the following description of the new index:New Index DescriptionThe Index is provided by S&P Dow Jones Indices (the “Index Provider”) and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the stocks in the Index is also a constituent company of the S&P 500® Index; (2) each constituent in the S&P 500® Index is assigned to one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional market capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index.As of April 29, 2022, the Index was comprised of 66 constituents which had a median total market capitalization of $29.7 billion, total market capitalizations ranging from $8.5 billion to $721 billion and were concentrated in the financials sector.In addition, on page 3 of each Fund’s Summary Prospectus and on pages 160 and 168 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:The Index’s annualized historical volatility rate for the five year period ended December 31, 2021 was 25.57%. The Index’s highest volatility rate for any one calendar year during the five year period was 46.06% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2021 was 13.25%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.In addition, the following disclosure replaces the disclosure under the heading “Index Information” at the end of each Fund’s Summary Prospectus and the Funds’ summary sections in the Prospectus:Index InformationThe “Financials Select Sector Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC(“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Financials Select Sector Index.On page 342 of the statutory Prospectus, in the section titled “Additional Information Regarding Investment Techniques and Policies - Market Volatility,” the table titled “Table 2 – Historic Volatility of each Fund’s Benchmark Index” is revised to include the new index’s annualized volatility rate:IndexVolatility RateFinancials Select Sector Index25.57%Beginning on page 376 of the statutory Prospectus, in the section titled “Index Licensors,” the Financials Select Sector Index is added to the disclosure under the heading “S&P Dow Jones Indices” and references to the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index are deleted from the disclosure under the heading “Russell Indices.”For more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI.
Direxion Daily Financial Bull 3X Shares
Risk Return Abstract	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2022
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION SHARES ETF TRUST
DIREXION DAILY FINANCIAL BULL 3X SHARES (FAS)
DIREXION DAILY FINANCIAL BEAR 3X SHARES (FAZ)Supplement dated June 2, 2022 to the
Summary Prospectuses, Prospectus, and Statement of Additional Information (“SAI”)
dated February 28, 2022, as last supplementedThe Board of Trustees of the Direxion Shares ETF Trust (“Trust”) has approved changes to the investment objective, investment strategy and underlying index for the Direxion Daily Financial Bull 3X Shares and the Direxion Daily Financial Bear 3X Shares (the “Funds”).On or about August 1, 2022, the Funds’ underlying index will change as shown in the table below and all references to the Funds’ current index in the Summary Prospectuses, Prospectus, and SAI will be replaced with the new index noted below:Fund NameCurrent IndexNew IndexDirexion Daily Financial Bull 3X SharesRussell 1000 Financials 40 Act15/22.5 Daily Capped IndexFinancials Select Sector IndexDirexion Daily Financial Bear 3X SharesTo the extent that the Funds do not implement the index changes at the same time as the index composition changes, the Funds may incur tracking error.On or about August 1, 2022, the description of the Funds’ current index in the Summary Prospectuses, Prospectus, and SAI will be replaced with the following description of the new index:New Index DescriptionThe Index is provided by S&P Dow Jones Indices (the “Index Provider”) and includes securities of companies from the following industries: Banks; Thrifts & Mortgage Finance; Diversified Financial Services; Consumer Finance; Capital Markets; Insurance; and Mortgage Real Estate Investment Trusts (REITs). The Index is one of eleven Select Sector Indexes developed and maintained in accordance with the following criteria: (1) each of the stocks in the Index is also a constituent company of the S&P 500® Index; (2) each constituent in the S&P 500® Index is assigned to one of the Select Sector Indexes; and (3) the Index is calculated by the Index Provider using a modified “market capitalization” methodology, which is a hybrid between equal weighting and conventional market capitalization weighting with the weighting capped for the largest stocks included in the Index. This design ensures that each of the component stocks within a Select Sector Index is represented in a proportion consistent with its percentage with respect to the total market capitalization of such Select Sector Index.As of April 29, 2022, the Index was comprised of 66 constituents which had a median total market capitalization of $29.7 billion, total market capitalizations ranging from $8.5 billion to $721 billion and were concentrated in the financials sector.In addition, on page 3 of each Fund’s Summary Prospectus and on pages 160 and 168 of the statutory Prospectus, the paragraph immediately following the table under “Principal Investment Risks - Effects of Compounding and Market Volatility Risk” is replaced with the following:The Index’s annualized historical volatility rate for the five year period ended December 31, 2021 was 25.57%. The Index’s highest volatility rate for any one calendar year during the five year period was 46.06% and volatility for a shorter period of time may have been substantially higher. The Index’s annualized performance for the five-year period ended December 31, 2021 was 13.25%. Historical Index volatility and performance are not indications of what the Index volatility and performance will be in the future. The volatility of ETFs or instruments that reflect the value of the Index, such as swaps, may differ from the volatility of the Index.In addition, the following disclosure replaces the disclosure under the heading “Index Information” at the end of each Fund’s Summary Prospectus and the Funds’ summary sections in the Prospectus:Index InformationThe “Financials Select Sector Index” is a product of S&P Dow Jones Indices LLC (“SPDJI”), and has been licensed for use by Rafferty. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC(“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Rafferty. Rafferty’s ETFs are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Financials Select Sector Index.On page 342 of the statutory Prospectus, in the section titled “Additional Information Regarding Investment Techniques and Policies - Market Volatility,” the table titled “Table 2 – Historic Volatility of each Fund’s Benchmark Index” is revised to include the new index’s annualized volatility rate:IndexVolatility RateFinancials Select Sector Index25.57%Beginning on page 376 of the statutory Prospectus, in the section titled “Index Licensors,” the Financials Select Sector Index is added to the disclosure under the heading “S&P Dow Jones Indices” and references to the Russell 1000 Financials 40 Act 15/22.5 Daily Capped Index are deleted from the disclosure under the heading “Russell Indices.”For more information, please contact the Funds at (866) 476-7523.Please retain this Supplement with your Summary Prospectus, Prospectus, and SAI.